Risk and sensitivity analysis - Base Values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risk and sensitivity analysis
Profit for the year	$ 4,119	$ 2,415	$ 1,712
Shareholders' equity	20,117	17,492
Including Joint Ventures And Associates
Risk and sensitivity analysis
CSM as at 31 Dec	$ 25,005	$ 21,960